Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Segment Reporting Information
Total assets	891,580	878,090	872,806	919,903
Private Banking & Wealth Management
Segment Reporting Information
Total assets	322,669	324,084	316,491	308,569
Investment Banking
Segment Reporting Information
Total assets	525,101	521,495	519,712	575,215
Corporate Center
Segment Reporting Information
Total assets	42,509	31,220	32,979	31,852
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	1,301	1,291	3,624	4,267